Commitments and contingencies (Details - Lease maturity) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
2024	$ 591,236
2025	2,315,584
2026	1,769,171
2027	1,596,374
2028	1,459,408
Less: Imputed interest/present value discount	(675,104)
Present value of lease liabilities	$ 7,056,669	$ 8,265,220